Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Gain (loss) on disposal of business	$ 8,370	$ 78